Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,387,903.80

Principal:
Principal Collections	$20,161,907.98
Prepayments in Full	$12,582,720.42
Liquidation Proceeds	$391,988.09
Recoveries	$26,428.55
Sub Total	$33,163,045.04
Collections	$34,550,948.84

Purchase Amounts:
Purchase Amounts Related to Principal	$9,046.69
Purchase Amounts Related to Interest	$0.00
Sub Total	$9,046.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,559,995.53

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,559,995.53
Servicing Fee	$686,139.89	$686,139.89	$0.00	$0.00	$33,873,855.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,873,855.64
Interest - Class A-2 Notes	$21,947.40	$21,947.40	$0.00	$0.00	$33,851,908.24
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$33,707,116.74
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$33,649,745.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,649,745.99
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$33,623,761.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,623,761.57
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$33,600,950.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,600,950.90
Regular Principal Payment	$30,236,506.71	$30,236,506.71	$0.00	$0.00	$3,364,444.19
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,364,444.19
Residual Released to Depositor	$0.00	$3,364,444.19	$0.00	$0.00	$0.00

Total		$34,559,995.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,236,506.71
Total					$30,236,506.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$30,236,506.71	$62.18	$21,947.40	$0.05	$30,258,454.11	$62.23
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$30,236,506.71	$22.98	$272,904.74	$0.21	$30,509,411.45	$23.19

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$105,347,514.94	0.2166441	$75,111,008.23	0.1544636
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$729,907,514.94	0.5547253	$699,671,008.23	0.5317457

Pool Information
Weighted Average APR	2.055%	2.042%
Weighted Average Remaining Term	47.35	46.47
Number of Receivables Outstanding	30,901	30,261
Pool Balance	$823,367,868.27	$790,043,852.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$758,705,614.37	$727,969,247.42
Pool Factor	0.5759516	0.5526412

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$62,074,604.62
Targeted Overcollateralization Amount	$90,372,843.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$90,372,843.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$178,353.05
(Recoveries)		13	$26,428.55
Net Loss for Current Collection Period			$151,924.50
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2214%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1928%
Second Prior Collection Period			0.1715%
Prior Collection Period			0.2414%
Current Collection Period			0.2260%
Four Month Average (Current and Prior Three Collection Periods)			0.2079%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		845	$2,013,746.59
(Cumulative Recoveries)			$201,422.78
Cumulative Net Loss for All Collection Periods			$1,812,323.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1268%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,383.13
Average Net Loss for Receivables that have experienced a Realized Loss			$2,144.76

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.85%	230	$6,728,507.60
61-90 Days Delinquent	0.08%	22	$646,293.90
91-120 Days Delinquent	0.01%	1	$42,830.72
Over 120 Days Delinquent	0.01%	1	$46,734.74
Total Delinquent Receivables	0.94%	254	$7,464,366.96

Repossession Inventory:
Repossessed in the Current Collection Period		12	$286,538.78
Total Repossessed Inventory		22	$621,882.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1017%
Prior Collection Period			0.0841%
Current Collection Period			0.0793%
Three Month Average			0.0884%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0931%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	17

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	79	$2,649,267.84
2 Months Extended	90	$2,917,300.66
3+ Months Extended	10	$375,241.92

Total Receivables Extended	179	$5,941,810.42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer